Nature of Business	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business

1. Nature of business

Enlivex Therapeutics Ltd. (formerly known as "Bioblast Pharma Ltd.") (the "Parent") was incorporated in Israel and commenced its operations on January 22, 2012. In January 2015, Bioblast Pharma Inc. was established in the state of Delaware as a wholly owned subsidiary (the "Subsidiary"). The Company's ordinary shares ("Ordinary shares") are traded on the Nasdaq Capital Market.

The Parent and the Subsidiary (together the "Company") are a clinical-stage biotechnology company. Since inception in 2012, the company was engaged in developing clinically meaningful therapies for patients with rare and ultra-rare genetic diseases. The Company focused on Trehalose, a therapeutic platform that potentially would have offered solutions for OculoPharyngeal Muscular Dystrophy ("OPMD") and for Spinocerebellar Ataxia type 3 (SCA3; Machado Joseph disease).

On August 4, 2017, the Company announced a plan to devote all of its resources to exploring merger opportunities and selecting potential development and commercial partners for its Trehalose therapeutic platform.

The Company did not generate revenue from its Trehalose therapeutic platform since inception. The Company financed its operations through the issuance of shares, its initial public offering (the "IPO") and a subsequent registered direct offering.

The Company recorded a net loss of $2,112 during the year ended December 31, 2018 and as of December 31, 2018, the Company had an accumulated deficit of $47,866.

On November 19, 2018, the Company entered into an Agreement and Plan of Merger (the "Merger Agreement") with Enlivex Therapeutics R&D Ltd. (formerly known as "Enlivex Therapeutics Ltd."), a company organized under the laws of the State of Israel ("Enlivex R&D ") and which is a venture-funded clinical stage immunotherapy company developing an allogeneic drug pipeline for immune system rebalancing, which is critical for the treatment of life-threatening immune and inflammatory conditions that involve the hyper-expression of cytokines (Cytokine Release Syndrome), and  registered Treblast Ltd., a company organized under the laws of the State of Israel and a wholly owned subsidiary of the Company ("Merger Sub"), pursuant to which, Merger Sub will merge (the "Merger") with and into Enlivex R&D, with Enlivex R&D surviving as the continuing company in the Merger and becoming wholly owned by the Company upon the terms and subject to the conditions set forth in the Merger Agreement. Subject to the terms and conditions of the Merger Agreement, at the effective time of the Merger each outstanding ordinary share and all outstanding options of Enlivex R&D will be converted into the Company's ordinary shares and options.

On March 26, 2019, Merger Sub and Enlivex R&D consummated the Merger, and Enlivex R&D became a wholly owned subsidiary of the Company. Upon completion of the Merger, the name of the Company was changed to Enlivex Therapeutics Ltd., and the Company's shares has been admitted for continued listing on the Nasdaq Capital Market under the new symbol "ENLV". Each outstanding ordinary share and option of Enlivex R&D was converted into approximately 0.04841 ordinary shares and options of the Company, subsequently, Enlivex R&D's equity holders owned approximately 96% of the Company's issued and outstanding equity on a fully dilutes basis in accordance with the treasury stock method.

The Merger has been treated as a reverse recapitalization of Enlivex R&D. As such, Enlivex R&D is treated as the acquirer for accounting and financial reporting purposes while the Company is treated as the acquired entity for accounting and financial reporting purposes. Further, as a result, the assets and liabilities and the historical operations that will be reflected in the Company's future financial statements will be those of Enlivex R&D.

Enlivex R&D has been engaged since its inception in the development of an autologous and allogeneic  drug pipeline for the treatment of autoimmune and inflammatory conditions which involve over-expression or hyper-expression of cytokines (Cytokine Release Syndrome) such as CAR-T (Chimeric Antigen Receptor) cancer treatment procedures, Graft-versus-Host disease (GvHD) resulting from bone-marrow transplantations, solid organ transplantations and an assembly of autoimmune and inflammatory conditions, such as Crohn's disease, rheumatoid arthritis, gout, multiple sclerosis,  and other disorders. The development is based on the discoveries of Professor Dror Mevorach, an expert on clearance of dying (apoptotic) cells, in his laboratory in the Hadassah University Hospital ("Hadassah").

At the closing of the Merger, the Company, Enlivex R&D, Dr. Dalia Megiddo, as representative of the Company's stockholders, and a rights agent entered into a Contingent Value Rights Agreement (the "CVR Agreement"). Pursuant to the CVR Agreement, the Company's stockholders received one CVR for each share of the Company's' common stock held of record immediately prior to the closing of the Merger. Each CVR represents the right to receive payments based on the Company's Trehalose asset. CVR holders are entitled to receive 100% of any payments up to $20,000 received and 50% of all then subsequent consideration, net of all CVR transaction expenses. The CVR are not transferable, except in limited circumstances and are not to be registered with the SEC. Dr. Dalia Megiddo was appointed to serve as the representative of the CVR holders' interests under the CVR Agreement.

On February 19, 2019 the company sold all of its Trehalose clinical development programs (including its advanced phase 2 clinical program of Trehalose to treat Oculoharyngeal Muscular Dystrophy (OPMD) to Seelos Therapeutics, Inc. (Nasdaq: SEEL), a clinical-stage biopharmaceutical company. Under the terms of the agreement, Seelos will pay the company a payment of $3,500 in two instalments; $1,500 already paid upon closing and the other $2,000 will be paid upon the first anniversary of the closing of the sale. Potential additional milestone payments of up to $17,000 will be made upon completion of the clinical study and approval of a New Drug Application (NDA) by the Food and Drug Administration (FDA), as well as royalties.

There is no assurance that profitable operations, if ever achieved, could be sustained on a continuing basis. The post-Merger Company's management plans to finance its operations with issuances of the Company's equity securities and, in the longer term, revenues. There are no assurances, however, that the Company will be successful in obtaining an adequate level of financing needed for the long-term development.

The Company's ability to continue to operate in the long term is dependent upon additional financial support. The post-Merger Company's management and board of directors believes that its current cash sources will enable the continuance of the Company's activities for at least a year of the date the financial statements are issued with no need for additional fundraising.